Result of the Year - Summary of Amounts Recognized as Share-based Compensation (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	kr 15,576	kr 27,258	kr 2,405
License Agreement with KLSDC and UCL
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	16,019	28,105	2,549
License Agreement with KLSDC and UCL | Share-based Compensation Included in R&D
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	3,879	7,260	635
License Agreement with KLSDC and UCL | Share-based Compensation Included in G&A
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	kr 12,140	kr 20,845	kr 1,914